Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 470,800	$ 223,576
Prepaid expenses	6,718
Total current assets	477,518	223,576
Equipment, net	7,722	9,715
Dino Might program	1,979	1,979
Total assets	487,219	235,270
Current liabilities
Accounts payable and accrued liabilities	153,551	223,067
Deferred compensation		300,995
Note payable - related party	180,382	100,000
Convertible debenture, net - related party		85,829
Total current liabilities	333,933	709,891
Commitments and Contingencies (Note 7)
Stockholders' Equity (deficit)
Preferred stock, value
Common stock, $.0001 par value: 700,000,000 authorized; 24,129,746 issued and 23,372,746 outstanding as of December 31, 2019 and 22,848,246 issued and outstanding as of December 31, 2018	2,337	2,285
Additional paid-in capital	39,276,760	33,798,526
Accumulated deficit	(39,125,811)	(34,275,432)
Total stockholders' Equity (deficit)	153,286	(474,621)
Total liabilities and stockholders' Equity (deficit)	487,219	235,270
Preferred stock Series C
Stockholders' Equity (deficit)
Preferred stock, value